SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company operates manufacturing, treating and distribution facilities throughout North America, but primarily in the United States. The Company manages the operations of its individual locations primarily through a geographic reporting structure under which each location is included in a region and regions are included in our North, South, and West divisions. The exceptions to this geographic reporting and management structure are (a) the Company's Alternative Materials Division, which offers a portfolio of non-wood products and distributes those products nation-wide, (b) the Company's distribution unit (referred to as UFPD) which distributes a variety of products to the manufactured housing industry and is accounted for as a reporting unit within the North segment, and (c) idX division, which designs, produces, and installs customized in-store environments.

With respect to the facilities in the north, south, and west segments, these facilities generally supply the three markets the Company serves nationally - Retail, Industrial, and Construction. Also, substantially all of our facilities support customers in the immediate geographical region surrounding the facility. Additionally, our recently acquired idX division has been presented, which generally serves the Industrial market.
Our Alternative Materials and International divisions have been included in the “All Other” column of the table below.  The “Corporate” column includes unallocated administrative costs and certain incentive compensation expense.

	2016
	North	South	West	idX	All Other	Corporate	Total
Net sales to outside customers	$1,000,426	$711,862	$1,251,093	$87,001	$190,111	$—	$3,240,493
Intersegment net sales	57,770	38,641	88,311	15	19,307	—	204,044
Interest expense	1	307	387	50	93	3,737	4,575
Amortization expense	115	—	1,858	190	632	—	2,795
Depreciation expense	8,948	6,190	13,326	1,598	2,933	7,828	40,823
Segment earnings from operations	59,408	47,146	76,875	627	16,012	(35,630)	164,438
Segment assets	220,148	145,451	303,607	185,813	131,854	305,185	1,292,058
Capital expenditures	10,902	5,571	19,648	—	6,037	11,604	53,762

	2015
	North	South	West	All Other	Corporate	Total
Net sales to outside customers	$922,092	$656,550	$1,133,398	$175,031	$—	$2,887,071
Intersegment net sales	51,796	29,940	58,412	13,673	—	153,821
Interest expense	—	296	516	52	4,269	5,133
Amortization expense	267	9	2,467	788	—	3,531
Depreciation expense	7,901	6,255	13,033	3,707	6,814	37,710
Segment earnings from operations	53,879	30,740	70,220	3,038	(22,410)	135,467
Segment assets	291,614	185,818	369,077	98,004	163,166	1,107,679
Capital expenditures	9,622	6,138	13,356	6,698	7,708	43,522

	2014
	North	South	West	All Other	Corporate	Total
Net sales to outside customers	$840,277	$611,700	$1,062,565	$145,787	$—	$2,660,329
Intersegment net sales	37,624	20,224	47,737	12,783	—	118,368
Interest expense	—	323	39	—	3,905	4,267
Amortization expense	331	10	1,358	711	—	2,410
Depreciation expense	7,060	5,700	11,029	4,082	6,042	33,913
Segment earnings from operations	32,988	24,474	53,575	3,155	(16,825)	97,367
Segment assets	303,213	201,245	351,557	85,661	82,124	1,023,800
Capital expenditures	10,887	8,875	11,984	3,879	9,680	45,305

In 2016, 2015, and 2014, 20%, 19%, and 17% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2016		2015		2014
	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets
United States	$3,162,331	$280,362	$2,811,359	$244,040	$2,596,278	$242,156
Foreign	78,162	26,106	75,712	15,408	64,051	15,678
Total	$3,240,493	$306,468	$2,887,071	$259,448	$2,660,329	$257,834

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2016	62.6%	37.4%
2015	59.8%	40.2%
2014	58.5%	41.5%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems.  Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.
The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 31, 2016	December 26, 2015	December 27, 2014
Value-Added Sales
Trusses – residential, modular and manufactured housing	$334,956	$299,111	$273,605
Fencing	176,668	149,526	143,252
Decking and railing – composite, wood and other	200,004	177,787	141,121
Turn-key framing and installed sales	141,474	129,803	121,434
Industrial packaging and components	391,610	374,030	298,335
Engineered wood products (eg. LVL; i-joist)	76,503	67,804	61,970
In-store fixtures	87,262	—	—
Manufactured brite and other lumber	68,517	59,804	73,261
Wall panels	53,279	46,496	43,751
Outdoor DIY products (eg. stakes; landscape ties)	106,284	56,846	51,710
Construction and building materials (eg. door packages; drywall)	204,732	200,901	191,426
Lattice – plastic and wood	50,556	47,392	40,943
Manufactured brite and other panels	60,753	57,999	69,622
Siding, trim and moulding	66,048	45,215	32,323
Hardware	20,713	17,123	17,265
Manufactured treated lumber	17,412	13,611	12,071
Manufactured treated panels	3,449	5,353	6,042
Other	390	281	248
Total Value-Added Sales	$2,060,610	$1,749,082	$1,578,379

Commodity-Based Sales
Non-manufactured brite and other lumber	469,042	458,023	454,695
Non-manufactured treated lumber	479,333	423,543	389,487
Non-manufactured brite and other panels	238,806	253,678	232,821
Non-manufactured treated panels	30,374	31,789	33,146
Other	12,084	10,978	9,402
Total Commodity-Based Sales	$1,229,639	$1,178,011	$1,119,551
Total Gross Sales	$3,290,249	$2,927,093	$2,697,930
Sales allowances	(49,756)	(40,022)	(37,601)
Total Net Sales	$3,240,493	$2,887,071	$2,660,329